SHARE-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
SHARE-BASED COMPENSATION
Number of options granted during the period	6,184,901		775,561	10,378,710
Options
SHARE-BASED COMPENSATION
Number of options granted during the period			940,640
Number of shares issued	5,730,859		9,132,593
Unrecognized share-based compensation expense	$ 2,851		$ 18,776
Share-based compensation expense recognized based on period of service	$ 0		$ 16,243
Options | 2022 Share Incentive Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that may be issued					51,550,661
Number of options granted during the period	6,184,901	2,691,667	775,561	10,378,710
Share options, contractual term (in years)	10 years		10 years
Number of options that were exercisable			0
Number of share option	0
Options | 2022 Share Incentive Plan | Minimum
SHARE-BASED COMPENSATION
Vesting period of share options (in years)	0 years		0 years
Options | 2022 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Vesting period of share options (in years)	3 years		3 years
Options | Employee
SHARE-BASED COMPENSATION
Number of options granted during the period	5,768		0	1,028,126
Fair value of awards recognized as dividends			$ 2,101
Options | Employee | 2022 Share Incentive Plan | Director or Officer
SHARE-BASED COMPENSATION
Number of options granted during the period	0		0
Options | Non employee | 2022 Share Incentive Plan
SHARE-BASED COMPENSATION
Number of options granted during the period	64,229	0	0	312,292